Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

Three Months Ended March 31, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(18)	$13	$(5)
Changes in retirement plans’ funded status	19	(5)	14
Foreign currency translation	26	—	26
Share of other comprehensive loss of entities using the equity method	8	—	8
Other comprehensive income (loss)	$35	$8	$43

Three Months Ended March 31, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$11	$1	$12
Changes in retirement plans’ funded status	20	(7)	13
Foreign currency translation	17	—	17
Share of other comprehensive loss of entities using the equity method	13	—	13
Other comprehensive income (loss)	$61	$(6)	$55

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2016	$3	$(947)	$(806)	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	23	(7)	14	13	43
Amounts reclassified from other comprehensive income	(11)	20	—	—	9
Other comprehensive income (loss) *	12	13	14	13	52
Balance, March 31, 2016	$15	$(934)	$(792)	$(100)	$(1,811)

Balance, January 1, 2017	$(88)	$(1,036)	$(490)	$(153)	$(1,767)
Other comprehensive income (loss), before reclassifications	(23)	(3)	26	9	9
Amounts reclassified from other comprehensive income (loss)	18	17	—	—	35
Other comprehensive income (loss) *	(5)	14	26	9	44
Balance, March 31, 2017	$(93)	$(1,022)	$(464)	$(144)	(1,723)
(*)

Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $3 million for the three months ended March 31, 2017 and 2016, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2017 and 2016 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended March 31,
	2017	2016
	(in millions)
Cash flow hedges	$1	$(7)	Net sales
	14	(6)	Cost of goods sold
	3	(2)	Other, net
	1	1	Interest expense
	(1)	3	Income taxes
	$18	$(11)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$24	$24	*
Amortization of prior service cost	(1)	(1)	*
	(6)	(3)	Income taxes
	$17	$20
Total reclassifications, net of tax	$35	$9
(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.